Note 13 - Investment in Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
Subsidiary undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoRex, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
Innovative Solar Ventures I, LLC	50%
VivoPower Pty Limited	100%	153 Walker St, North Sydney NSW, Australia 2060
VivoPower WA Pty Limited	100%
VVP Project 1 Pty Limited	100%
Amaroo Solar Pty Limited	100%
SC Tco Pty Limited	100%
SC Hco Pty Limited	100%
SC Fco Pty Limited	100%
SC Oco Pty Limited	100%
VVPR-ITP TopCo Pty Limited	50%
VVPR-ITP ProjectCo 1 Pty Limited	20%
Aevitas O Holdings Pty Limited	100%
Aevitas Group Limited	99.9%
Aevitas Holdings Pty Limited	100%
Electrical Engineering Group Pty Limited	100%
JA Martin Electrical Limited	100%
Kenshaw Electrical Pty Limited	100%
VivoPower Singapore Pte Limited	100%	36, UOB Plaza 1, 80 Raffles Pl, Singapore 048624
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street, E-Square Zone, Crescent Park West, Bonifacio Global City, Taguig, Metro Manila
VivoPower RE Solutions Inc.	64%
V.V.P. Holdings Inc. *	40%